BORROWINGS - Schedule of available portion of corporate credit facilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Authorized corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,150	$ 2,100
Draws on corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(299)	(721)
Authorized letter of credit facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	400	300
Issued letters of credit
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(266)	(209)
Available portion of corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 1,985	$ 1,470